Schedule of Stock Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
Research and development expense	$ 393	$ 3,198	$ 8,409	$ 33,933
General and administrative expense	4,830	1,912	7,712	28,412
Total stock-based compensation expense	646	4,543	$ 12,378	$ 56,550
Non Employee Directors [Member] | Ocean Biomedical Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Research and development expense		3,186
General and administrative expense	646	1,357
Total stock-based compensation expense	$ 646	$ 4,543